Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventories, net are classified and valued as follows:

	December 31,
	2020	2019

Finished products and work in process	$48,500	$46,269
Raw materials	4,289	4,621

	$52,789	$50,890

Valued at lower of cost or market:
LIFO basis	$31,072	$39,555
Valued at lower of cost and net realizable value:
FIFO or average cost basis	21,717	11,335

	$52,789	$50,890